Note 8 - Equity in earnings of non-consolidated companies	12 Months Ended
Dec. 31, 2024
Note 8 - Equity in earnings of non-consolidated companies
Note 8 - Equity in earnings of non-consolidated companies

8     Equity in earnings of non-consolidated companies

	Year ended December 31,
	2024	2023	2022
Earnings from non-consolidated companies	8,548	104,897	242,743
Remeasurement of previously held interest	-	4,506	-
Bargain purchase gain	-	11,487	-
Impairment loss on non-consolidated companies	-	-	(34,041)
Net loss related to participation increase in Usiminas	-	(25,486)	-
	8,548	95,404	208,702

Earnings from non-consolidated companies: For the year ended December 31, 2024, includes a loss of approximately $43.3 million related to a provision for the ongoing litigation related to the acquisition of participation in Usiminas.

Remeasurement of previously held interest and Bargain purchase gain: For year ended December 31, 2023, include $4.5 million and $11.5 million related to GPC acquisition.

Impairment loss on non-consolidated companies: For the year ended December 31, 2022, $19.1 million related to the investment in Usiminas and $14.9 million related to the joint venture with PAO Severstal (“Severstal”).

Net loss related to participation increase in Usiminas: For more information see note 14 “Investments in non-consolidated companies - Usiminas”.